Cash and due from banks at amortized cost (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Due from banks at amortized cost [Abstract]
Cash and Due from banks at amortized cost

(a)	Cash and due from banks at amortized cost as of December 31, 2020 and 2021 are as follows:

	2020		2021
Cash and cash equivalents
Cash	~~W~~	1,782,301	4,194,831
Cash equivalents		22,979	26,560

	1,805,280		4,221,391

Deposits denominated in Korean won:
Reserve deposits		16,957,521	9,851,064
Time deposits		950,624	892,053
Other		3,953,337	2,701,873

		21,861,482	13,444,990

Deposits denominated in foreign currency:
Deposits		5,576,206	6,731,190
Time deposits		2,721,849	2,148,955
Other		1,455,732	1,924,601

		9,753,787	10,804,746

Allowance for credit losses		(10,007)	(17,723)

	~~W~~	33,410,542	28,453,404

Restricted due from banks at amortized cost

(b)	Restricted due from banks at amortized cost as of December 31, 2020 and 2021 are as follows:

	2020		2021	Related Regulations or Acts
Deposits denominated in Korean won:
Reserve deposits	~~W~~	16,957,521	9,851,064	Article 55 of the Bank of Korea Act
Other		2,390,761	1,174,670	Article 28 and 70 of the Bank of Korea Act, Article 74 of the Capital Markets and Financial Investment Business Act, etc.

		19,348,282	11,025,734

Deposits denominated in foreign currency		2,621,129	2,870,908	Articles of the Bank of Korea Act, New York State Banking Act, derivatives, etc.

	~~W~~	21,969,411	13,896,642